Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Our Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Our Revenue [Line Items]
Revenues	$ 19,433,945	$ 14,151,516	$ 16,296,770
Medical training and education services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenues	6,385,735	6,604,487	8,754,120
Patient management services in patient-aid projects [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenues	3,998,455	6,288,602	7,343,343
Sales of patented drugs [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenues	9,027,211	1,216,096
Other revenues [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenues	$ 22,544	$ 42,331	$ 199,307